CAPITALIZATION	12 Months Ended
Oct. 31, 2011
Capitalization, Long-Term Debt and Equity [Abstract]
Schedule of Capitalization [Table Text Block]

9.    INCOME TAXES:

The Company has a net operating loss carry forward of approximately $32,485,000 and $20,095,000 at October 31, 2011 and 2010, respectively, available to offset taxable income through 2030.  Due to change in control provisions, the Company’s utilization of these losses may be limited. The tax effects of loss carry forwards give rise to a deferred tax asset and a related valuation allowance at October 31, as follows:

	2011	2010
Net operating loss carryforwards-federal	$12,994,244	$8,038,146
Stock based compensation	1,474,016	1,202,168
Valuation on warrants	(3,241,085)	-
Others	(613,170)	-
Less valuation allowance	(10,614,005)	(9,240,314)
	$-	$-

The difference between income taxes computed at the statutory federal rate of 34% and the provision for income taxes relates to the following:

	Year ended October 31, 2011	Year ended October 31, 2010

Pre-Tax Book Income (Loss)	34.00%	34.00%
Perm Item	-19.61%	-
Change in Valuation Allowance	-16.93%	(34)
Other	2.54%	-
Total	-%	-%

In a letter dated November 13, 2008 from the New Jersey Economic Development Authority we were notified that our application for the New Jersey Technology Tax Certificate Transfer Program was preliminarily approved. Under the State of New Jersey NOL Transfer Program for small business we received a net cash amount of $922,020 on December 12, 2008 from the sale of our State Net Operating Losses (“NOL”) through December 31, 2007 of $1,084,729. In January 2010, the company received a net cash amount of $278,978 from the sale of some of our State Net Operating Losses (“NOL”) through December 31, 2008.  In February 2011, the Company received a net cash amount of $379,742 from the sale of our State Net Operating Losses (“NOL”) through the year ending October 31, 2009.  We have received notification from the State of New Jersey that the Company is eligible to sell approximately $408,000 in Net Operating Losses related to our 2010 fiscal year.

We adopted ASC 740, Income Taxes, formerly Financial Interpretation Number 48, “Accounting for Uncertain Tax Positions” (“FIN 48”) on November 1, 2007. ASC 740 clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements in accordance with FASB Statement No. 109,” Accounting for Income Taxes.” ASC 740 prescribes a recognition threshold and measurement of a tax position taken or expected to be taken in a tax return. We did not establish any additional reserves for uncertain tax liabilities upon adoption of ASC 740. There were no adjustments for uncertain tax positions in the current year.

We will account for interest and penalties related to uncertain tax positions, if any, as part of our provision for federal and state income taxes.

 We do not expect that the amounts of unrecognized benefits will change significantly within the next 12 months.

 We are no longer subject to audit under the statute of limitations by the Internal Revenue Service and state jurisdictions through 2006.